Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000142756
Account Value [Line Items]
Line Graph and Table Measure Name			LSV U.S. Managed Volatility Fund, Institutional Class Shares
Accumulated Value		$ 100,000		$ 106,634	$ 121,611	$ 131,540	$ 146,479	$ 126,819	$ 166,315	$ 164,731	$ 163,211	$ 205,996	$ 229,632
C000142757
Account Value [Line Items]
Line Graph and Table Measure Name			LSV U.S. Managed Volatility Fund, Investor Class Shares
Accumulated Value		10,000		10,638	12,122	13,071	14,520	12,543	16,406	16,213	16,025	20,182	22,453
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		S&P 500 Index (USD) (TR)
Accumulated Value		100,000		104,509	129,207	138,699	158,569	173,967	248,623	212,297	233,830	322,725	391,957
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		S&P 500 Index (USD) (TR)
Accumulated Value		$ 10,000		$ 10,451	$ 12,921	$ 13,870	$ 15,857	$ 17,397	$ 24,862	$ 21,230	$ 23,383	$ 32,272	$ 39,196

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.